EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2023
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

17.         EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits charged, which were expensed as incurred, were US$11,710, US$9,088 and US$7,013 for the years ended December 31, 2021, 2022 and 2023, respectively.